Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid (“CAP”) to our NEOs (calculated as provided in Item 402(v) of Regulation S-K) and company performance based on certain financial performance measures selected by the SEC and the Company. For further information concerning the CHC Committee’s compensation philosophy, including the pay for performance pillar of that philosophy and how the CHC Committee aligns executive compensation with the Company’s performance, see “Executive Compensation—Compensation Discussion and Analysis.”
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO ($)	Compensation actually paid to PEO ($)(1)	Average summary compensation table total for non-PEO named executive officers ($)	Average compensation actually paid to non-PEO named executive officers ($)(1)(3)	Total shareholder return(2)	Peer group total shareholder return(3)	Net Income ($ mil.)(4)	Adjusted EBITDA ($ mil.)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	15,661,281	31,636,300	6,119,176	11,069,154	82	116	(340)	2,361
2023	13,655,346	19,183,372	5,348,618	6,928,885	56	87	(1,374)	2,202
Trans	774,244	(6,991,872)	445,052	(2,150,363)	50	89	(229)	536
2021	26,377,162	23,074,107	10,881,003	8,995,352	69	96	(2,304)	2,049
(1)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2024 (David Wyshner, Elly Keinan, Edward Sebold and Maryjo Charbonnier), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	SCT Total ($)(a)	Deductions: Stock Award and Option Award Amounts Presented in SCT ($)(b)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(c)	CAP ($)
PEO	15,661,281	10,500,025	26,475,044	31,636,300
Non-PEO NEOs	6,119,176	3,525,033	8,475,010	11,069,154
(a)	Reflects the total dollar amount reported in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs.
(b)
Pursuant to Item 402(v)(2)(iii)(C)(1), this deduction reflects the subtraction of the grant date fair values of equity awards granted in the fiscal year, as reported in the SCT. The following amounts reflect the total dollar amount reported in the “Stock Awards” column in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs:

	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
PEO	10,500,025	—	10,500,025
Non-PEO NEOs	3,525,033	—	3,525,033
(c)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal 2024 year-end fair value of any equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the fiscal 2024 (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years or periods that are outstanding and unvested as of the end of the fiscal 2024; (iii) for awards that are granted and vest in same applicable fiscal year, if any, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years or periods that vested during fiscal 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the fiscal 2024, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Fair Value of Current Year Equity Awards at Fiscal 2024 Year End ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal 2024 Year End ($)	Vesting Date Fair Value of Current Year Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested during Fiscal 2024 ($)	Prior Year- End Fair Value of Prior Year Awards that Failed to Vest During Fiscal 2024 ($)	Dollar Value of Dividends Paid During Fiscal 2024 ($)	Equity Value Included in CAP ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	Value = (i) + (ii) + (iii) + (iv) - (v) + (vi)
PEO	18,389,675	7,667,032	—	418,337	—	—	26,475,044
Non-PEO NEOs	5,735,851	2,612,102	—	127,057	—	—	8,475,010
(2)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period is November 4, 2021, the date our stock commenced regular-way trading on the NYSE.

(3)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 400 IT Sector GICS Level 1 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Fiscal 2024 Form 10-K.

(4)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year or period.
(5)	Adjusted EBITDA is defined in “Executive Compensation—Compensation Discussion and Analysis—Annual Cash Bonus.”

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2024 (David Wyshner, Elly Keinan, Edward Sebold and Maryjo Charbonnier), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Peer Group Issuers, Footnote
(3)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 400 IT Sector GICS Level 1 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Fiscal 2024 Form 10-K.

PEO Total Compensation Amount	$ 774,244	$ 15,661,281	$ 13,655,346	$ 26,377,162
PEO Actually Paid Compensation Amount	(6,991,872)	$ 31,636,300	19,183,372	23,074,107
Adjustment To PEO Compensation, Footnote
(1)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2024 (David Wyshner, Elly Keinan, Edward Sebold and Maryjo Charbonnier), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	SCT Total ($)(a)	Deductions: Stock Award and Option Award Amounts Presented in SCT ($)(b)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(c)	CAP ($)
PEO	15,661,281	10,500,025	26,475,044	31,636,300
Non-PEO NEOs	6,119,176	3,525,033	8,475,010	11,069,154
(a)	Reflects the total dollar amount reported in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs.
(b)
Pursuant to Item 402(v)(2)(iii)(C)(1), this deduction reflects the subtraction of the grant date fair values of equity awards granted in the fiscal year, as reported in the SCT. The following amounts reflect the total dollar amount reported in the “Stock Awards” column in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs:

	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
PEO	10,500,025	—	10,500,025
Non-PEO NEOs	3,525,033	—	3,525,033
(c)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal 2024 year-end fair value of any equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the fiscal 2024 (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years or periods that are outstanding and unvested as of the end of the fiscal 2024; (iii) for awards that are granted and vest in same applicable fiscal year, if any, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years or periods that vested during fiscal 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the fiscal 2024, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Fair Value of Current Year Equity Awards at Fiscal 2024 Year End ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal 2024 Year End ($)	Vesting Date Fair Value of Current Year Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested during Fiscal 2024 ($)	Prior Year- End Fair Value of Prior Year Awards that Failed to Vest During Fiscal 2024 ($)	Dollar Value of Dividends Paid During Fiscal 2024 ($)	Equity Value Included in CAP ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	Value = (i) + (ii) + (iii) + (iv) - (v) + (vi)
PEO	18,389,675	7,667,032	—	418,337	—	—	26,475,044
Non-PEO NEOs	5,735,851	2,612,102	—	127,057	—	—	8,475,010

Non-PEO NEO Average Total Compensation Amount	445,052	$ 6,119,176	5,348,618	10,881,003
Non-PEO NEO Average Compensation Actually Paid Amount	(2,150,363)	$ 11,069,154	6,928,885	8,995,352
Adjustment to Non-PEO NEO Compensation Footnote
(1)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2024 (David Wyshner, Elly Keinan, Edward Sebold and Maryjo Charbonnier), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	SCT Total ($)(a)	Deductions: Stock Award and Option Award Amounts Presented in SCT ($)(b)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(c)	CAP ($)
PEO	15,661,281	10,500,025	26,475,044	31,636,300
Non-PEO NEOs	6,119,176	3,525,033	8,475,010	11,069,154
(a)	Reflects the total dollar amount reported in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs.
(b)
Pursuant to Item 402(v)(2)(iii)(C)(1), this deduction reflects the subtraction of the grant date fair values of equity awards granted in the fiscal year, as reported in the SCT. The following amounts reflect the total dollar amount reported in the “Stock Awards” column in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs:

	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
PEO	10,500,025	—	10,500,025
Non-PEO NEOs	3,525,033	—	3,525,033
(c)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal 2024 year-end fair value of any equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the fiscal 2024 (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years or periods that are outstanding and unvested as of the end of the fiscal 2024; (iii) for awards that are granted and vest in same applicable fiscal year, if any, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years or periods that vested during fiscal 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the fiscal 2024, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Fair Value of Current Year Equity Awards at Fiscal 2024 Year End ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal 2024 Year End ($)	Vesting Date Fair Value of Current Year Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested during Fiscal 2024 ($)	Prior Year- End Fair Value of Prior Year Awards that Failed to Vest During Fiscal 2024 ($)	Dollar Value of Dividends Paid During Fiscal 2024 ($)	Equity Value Included in CAP ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	Value = (i) + (ii) + (iii) + (iv) - (v) + (vi)
PEO	18,389,675	7,667,032	—	418,337	—	—	26,475,044
Non-PEO NEOs	5,735,851	2,612,102	—	127,057	—	—	8,475,010

Compensation Actually Paid vs. Total Shareholder Return
Relationships Between CAP and Cumulative TSR, Adjusted EBITDA and Net Income
In furtherance of the Company’s pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay vs. Performance table above. Additionally, the CHC Committee does not specifically align such performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following depictions of the relationships between CAP and Cumulative TSR, Adjusted EBITDA and Net Income.
CAP and Cumulative TSR

Compensation Actually Paid vs. Net Income
Relationships Between CAP and Cumulative TSR, Adjusted EBITDA and Net Income
In furtherance of the Company’s pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay vs. Performance table above. Additionally, the CHC Committee does not specifically align such performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following depictions of the relationships between CAP and Cumulative TSR, Adjusted EBITDA and Net Income.
CAP and Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationships Between CAP and Cumulative TSR, Adjusted EBITDA and Net Income
In furtherance of the Company’s pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay vs. Performance table above. Additionally, the CHC Committee does not specifically align such performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following depictions of the relationships between CAP and Cumulative TSR, Adjusted EBITDA and Net Income.
CAP and Adjusted EBITDA

Total Shareholder Return Vs Peer Group
Relationships Between CAP and Cumulative TSR, Adjusted EBITDA and Net Income
In furtherance of the Company’s pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay vs. Performance table above. Additionally, the CHC Committee does not specifically align such performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following depictions of the relationships between CAP and Cumulative TSR, Adjusted EBITDA and Net Income.
CAP and Cumulative TSR

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program is designed to be consistent with our compensation philosophy to pay for performance, align our executives’ interests with those of our stockholders and pay competitively. Most of the executive compensation opportunities for our NEOs are performance-based and are tied to the Company’s business results and individual performance. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on the goals of balancing risk while rewarding our NEOs for delivering financial, operating and strategic performance that aligns the Company’s business strategy and stockholder interests. The most important financial performance measures used by the Company to link CAP to the Company’s NEOs, for fiscal 2024, to the Company’s performance are as follows:
•	Adjusted EBITDA (as defined in “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation and Compensation Decisions—Annual Cash Bonus”)
•	Revenue
•	Adjusted Operating Cash Flow (as defined in “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation and Compensation Decisions—Long-Term Equity Incentives”)
•	Total Signings (as defined in “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation and Compensation Decisions—Long-Term Equity Incentives”)
•	Relative TSR (the Company’s TSR as compared to the companies in the S&P 400 Mid Cap Index)

Total Shareholder Return Amount	50	$ 82	56	69
Peer Group Total Shareholder Return Amount	89	116	87	96
Net Income (Loss)	$ (229,000,000)	$ (340,000,000)	$ (1,374,000,000)	$ (2,304,000,000)
Company Selected Measure Amount	536,000,000	2,361,000,000	2,202,000,000	2,049,000,000
PEO Name	Martin Schroeter	Martin Schroeter	Martin Schroeter	Martin Schroeter
Additional 402(v) Disclosure
Due to our change in fiscal year-end, the Pay vs. Performance Table and preceding charts include a three-month transition period from January 1, 2022 through March 31, 2022. CAP and Company performance during the transition period is not comparable to Fiscal 2021, Fiscal 2023 or Fiscal 2024 because it represents a shorter time period.
The change in PEO and non-PEO CAP in each period reflected in the preceding charts is directionally correlated to our TSR and stock price because a significant majority of NEO compensation is granted in the form of equity compensation.

Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is defined in “Executive Compensation—Compensation Discussion and Analysis—Annual Cash Bonus.”

Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		Total Signings
Measure:: 5
Pay vs Performance Disclosure
Name		Relative TSR
PEO | Stock Award and Option Award Amounts Presented in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (10,500,025)
PEO | Value of Stock and Option Awards Calculated in Accordance with SEC Methodology for Determining CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,475,044
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,500,025)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Fair Value of Current Year/Period Equity Awards at Year/Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,389,675
PEO | Change in Value of Prior Years' Awards Unvested at Year/Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,667,032
PEO | Vesting Date Fair Value of Current Year/ Period Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value of Prior Years' Awards that Vested in Year/Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		418,337
PEO | Prior Year-End Fair Value of Prior Year Awards that Failed to Vest During Year/Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dollar Value of Dividends Paid During Year/Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Stock Award and Option Award Amounts Presented in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,525,033)
Non-PEO NEO | Value of Stock and Option Awards Calculated in Accordance with SEC Methodology for Determining CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,475,010
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,525,033)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Fair Value of Current Year/Period Equity Awards at Year/Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,735,851
Non-PEO NEO | Change in Value of Prior Years' Awards Unvested at Year/Period End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,612,102
Non-PEO NEO | Vesting Date Fair Value of Current Year/ Period Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value of Prior Years' Awards that Vested in Year/Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		127,057
Non-PEO NEO | Prior Year-End Fair Value of Prior Year Awards that Failed to Vest During Year/Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dollar Value of Dividends Paid During Year/Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0